Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Liabilities:
Long-term debt, including current portion, fair value	$ 13,472		$ 11,665
Level 1 [Member]
Assets:
Total assets	0
Liabilities:
Long-term debt, including current portion, fair value	0		0
Fair value hedge - interest-rate swap			0
Total liabilities, fair value	0		0
Level 2 [Member]
Assets:
Total assets	3
Liabilities:
Long-term debt, including current portion, fair value	13,472		11,665
Fair value hedge - interest-rate swap			5
Total liabilities, fair value	13,472		11,670
Level 3 [Member]
Assets:
Total assets	0
Liabilities:
Long-term debt, including current portion, fair value	0		0
Fair value hedge - interest-rate swap			0
Total liabilities, fair value	0		0
Carrying Value [Member]
Assets:
Total assets	3
Liabilities:
Long-term debt, including current portion, fair value	11,475		10,709
Fair value hedge - interest-rate swap			5
Total liabilities, fair value	11,475		10,714
Fair Value [Member]
Assets:
Total assets	3
Liabilities:
Long-term debt, including current portion, fair value	13,472		11,665
Fair value hedge - interest-rate swap			5
Total liabilities, fair value	13,472		$ 11,670
Fair Value Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments	0
Fair Value Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments	1
Fair Value Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments	0
Fair Value Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments		$ 1
Fair Value Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments	1
Cash Flow Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments	0
Cash Flow Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments	2
Cash Flow Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments	0
Cash Flow Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments		$ 2
Cash Flow Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments	$ 2